Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
NON-CURRENT ASSETS	€ 46,379	€ 47,000
Intangible assets	36,171	36,199
Property, Plant and Equipment	4,119	5,061
Non-current Trade and Other receivables	2,117	2,432
Non-current Grant receivables	3,679	3,051
Other non-current assets	293	257
CURRENT ASSETS	19,705	42,836
Trade and Other Receivables	615	558
Grant receivables	145	1,686
Other current assets	1,711	1,253
Short-term investments	0	0
Cash and cash equivalents	17,234	39,338
TOTAL ASSETS	66,084	89,836
EQUITY	30,994	45,619
Share Capital	48,513	48,513
Share premium	43,349	43,349
Other reserves	30,958	28,181
Accumulated deficit	(91,826)	(74,424)
NON-CURRENT LIABILITIES	23,256	32,295
Bank loans		37
Lease liabilities	2,525	2,967
Recoverable Cash advances (RCAs)	4,220	4,139
Contingent consideration payable and other financial liabilities	15,526	24,754
Post-employment benefits	614	398
Other non-current liabilities	371
CURRENT LIABILITIES	11,834	11,922
Bank loans	37	192
Lease liabilities	1,076	1,167
Recoverable Cash advances (RCAs)	371	346
Trade payables	4,736	6,969
Other current liabilities	5,614	3,248
TOTAL EQUITY AND LIABILITIES	€ 66,084	€ 89,836